Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]

	June 30, 2013	June 30, 2012
Revenues	32,920,646	32,465,262
Cost of Revenues	17,228,975	15,303,041
Gross Profit	15,691,671	17,162,221
Operating Expenses	25,041,396	19,080,510
Operating Income (Loss)	(9,349,725)	(1,918,289)